Pension Plans And Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Pension Plans And Postretirement Benefits [Abstract]
Pension Plans And Postretirement Benefits
20.      Pension Plans and Postretirement Benefits:

Prior to 1999, the Company maintained a defined benefit pension plan covering employees of certain units who met age and service requirements.  This plan was frozen in 1998; in 2010 the plan was terminated and settled.  A contribution of $9,636,000 was made to the plan and the Company recognized a settlement charge of $12,728,000 during 2010.

Pursuant to the WilTel sale agreement the responsibility for WilTel's defined benefit pension plan was retained by the Company.  All benefits under this plan were frozen as of the date of sale.

A summary of activity with respect to defined benefit pension plans for 2011 and 2010 is as follows (in thousands):

	2011	2010
Projected Benefit Obligation:
Projected benefit obligation at beginning of period	$207,889	$235,846
Interest cost	11,233	12,295
Actuarial loss	39,028	19,313
Settlement payment	–	(50,200)
Benefits paid	(6,201)	(9,365)
Projected benefit obligation at December 31,	$251,949	$207,889

Change in Plan Assets:
Fair value of plan assets at beginning of period	$145,124	$167,652
Actual return on plan assets	7,166	6,898
Employer contributions	43,823	32,511
Settlement payment	–	(50,200)
Benefits paid	(6,201)	(9,365)
Administrative expenses	(1,036)	(2,372)
Fair value of plan assets at December 31,	$188,876	$145,124

Funded Status at end of year	$(63,073)	$(62,765)

As of December 31, 2011 and 2010, $104,424,000 and $68,094,000, respectively, of the net amount recognized in the consolidated balance sheet was reflected as a charge to accumulated other comprehensive income (loss) (substantially all of which were cumulative losses) and $63,073,000 and $62,765,000, respectively, was reflected as accrued pension cost.

Employer contributions expected to be paid in 2012 are $3,000,000.

Pension expense related to the defined benefit pension plans charged to results of continuing operations included the following components (in thousands):

	2011	2010	2009

Interest cost	$11,233	$11,944	$12,433
Expected return on plan assets	(6,091)	(7,936)	(7,679)
Actuarial loss	2,659	1,929	2,290
Amortization of prior service cost	-	2	3
Net pension expense	$7,801	$5,939	$7,047

At December 31, 2011, the plan's assets at fair value consisted of the following (in thousands):

		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)

Cash and cash equivalents	$15,479	$15,479	$–
Bonds and notes:
U.S. Government and agencies	27,076	27,076	–
Foreign governments	2,185	2,185	–
All other corporates	126,035	123,689	2,346
Other (primarily receivable on sale
of securities)	18,101	18,101	–
Total	$188,876	$186,530	$2,346

At December 31, 2010, the plan's assets at fair value consisted of the following (in thousands):

		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)

Cash and cash equivalents	$21,748	$21,748
Bonds and notes:
U.S. Government and agencies	9,154	9,154
U.S. Government-Sponsored Enterprises	3,040	3,040
States, municipalities and political
subdivisions	325	325
All other corporates	110,857	110,857
Total	$145,124	$145,124

The estimated fair values for securities measured using Level 1 inputs are determined using publicly quoted market prices in active markets.  Certain of the corporate bonds are measured using Level 2 inputs.  Although these bonds trade in brokered markets, the market for certain bonds is sometimes inactive.  The fair values of these investments are based on reported trading prices, bid and ask prices and quotes obtained from independent market makers in the securities.  At December 31, 2011, the plan did not have any fair value measurements using unobservable inputs (Level 3).

The current investment objectives are designed to minimize investment losses due to rising interest rates while providing a stable and predictable stream of investment income.  To further mitigate investment losses, the Company has placed certain investment restrictions and limitations over plan assets.  The restrictions and limitations include the following:

•
Fixed income securities will all be rated BBB- or better at the time of purchase, there will be no more than 5% at market in any one security (U.S. government and agency positions excluded), no more than a 30-year maturity in any one security and investments in standard collateralized mortgage obligations are limited to securities that are currently paying interest, receiving principal, do not contain leverage and are limited to 10% of the market value of the portfolio.

•
Plan assets are split into two separate portfolios, each with different duration and asset mix. The Investment Grade ("IG") portfolio consists of investment grade fixed income corporate bonds with a maximum duration of 5 years.  The Fixed Income ("FI") portfolio consists of investment grade bonds, short and mid-term government instruments, and cash and cash equivalents with a maximum duration of 2 years.

The IG and FI portfolios are managed to maximize the value of plan assets by minimizing exposure to changes in market interest rates.  This investment strategy provides the Company with more flexibility in managing the plan should interest rates rise and result in a decrease in the discounted value of benefit obligations.

To develop the assumption for the expected long-term rate of return on plan assets, the Company considered the following underlying assumptions: 2.5% current expected inflation, 1.5% to 1.7% real rate of return for short duration risk-free investments, .2% inflation risk premium and .75% default risk premium for the portion of the portfolio invested in corporate bonds.  The Company then weighted these assumptions based on invested assets and assumed that investment expenses were offset by expected returns in excess of benchmarks, which resulted in the selection of the 4.25% expected long-term rate of return assumption for 2011.

Changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009 are as follows (in thousands):

	2011	2010	2009

Net loss arising during period	$(38,989)	$(23,120)	$(5,161)
Settlement charge	–	16,891	–
Recognition of amortization in net periodic benefit cost:
Prior service cost	–	2	3
Actuarial loss	2,659	2,095	2,435
Total	$(36,330)	$(4,132)	$(2,723)

The estimated net loss for the defined benefit pension plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2012 is $5,928,000.

The Company uses a December 31 measurement date for its plans.  Excluding the defined pension benefit plan terminated in 2010, the assumptions used relating to the defined benefit pension plan is as follows:

	2011	2010
Discount rate used to determine benefit
obligation at December 31,	4.40%	5.50%
Weighted-average assumptions used to determine
net cost for years ended December 31,:
Discount rate	5.50%	6.00%
Expected long-term return on plan assets	4.25%	6.00%

The following pension benefit payments are expected to be paid (in thousands):

2012	$4,453
2013	4,784
2014	6,371
2015	8,360
2016	9,243
2017 – 2021	67,536

The Company and its consolidated subsidiaries have defined contribution pension plans covering certain employees.  Contributions and costs are a percent of each covered employee's salary.  Amounts charged to expense related to such plans were $2,724,000, $2,148,000 and $2,288,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Several subsidiaries provide certain health care and other benefits to certain retired employees under plans which are currently unfunded.  The Company pays the cost of postretirement benefits as they are incurred.  Accumulated postretirement benefit obligations and amounts recognized in the consolidated statements of operations and in accumulated other comprehensive income (loss) were not significant.